Precious metals delivery and purchase agreement (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [Abstract]
Schedule of Deferred Revenue and Metals Contract Liability

The following are components of deferred revenue and metals contract liability:

	December 31,	December 31,
	2021	2020
Advances received	$25,000	$25,000
Recognition of revenue	(6,777)	(2,750)
Deferred revenue	18,223	22,250
Deferred transaction costs	(332)	(409)
Accretion on significant financing component	1,902	1,481
Net deferred revenue	19,793	$23,322
Interest and financing expense	332
Loss on metals contract liability	20,780
Net metals contract liability	$40,905
Current portion	$11,971	$3,972
Non-current portion	28,934	19,350
	$40,905	$23,322